Subsequent Events and Related Party Transactions (Details)		1 Months Ended			6 Months Ended
	Aug. 01, 2023 USD ($)	Sep. 20, 2023 $ / shares shares	Aug. 09, 2023 ₪ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Subsequent Events and Related Party Transactions (Details) [Line Items]
SAFEs aggregate amount (in Dollars) | $					$ 1,514,928	$ 1,514,928
Converted ordinary shares					504,976
Ordinary shares					3,597,442	3,597,442
Underwriting discounts and commissions (in Dollars) | $				$ 800,000
Options vest over year		4 years
Over-Allotment Option [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Ordinary shares				292,500
Subsequent Event [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Public price per share (in Dollars per share) | $ / shares				$ 4
Business development services (in Dollars) | $				$ 10,000
Repayments of credit facility (in Dollars) | $	$ 745,000
Description of credit facility	plus one-time payment of an additional $40,000, paid in connection with the closing of the Company’s IPO.
Subsequent Event [Member] | IPO [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Ordinary shares				1,950,000
Gross proceeds received (in Dollars) | $				$ 7,800,000
Net proceeds (in Dollars) | $				6,000,000
Other offering costs (in Dollars) | $				$ 1,000,000
Aggregate shares				1,950,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Ordinary shares			179,510	97,500
Exercise price per share | (per share)			₪ 0.02	$ 5
Forecast [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Description of grant date		exercisable for a period of 5 years from the grant date.	exercisable for a period of five years from the grant date.
Aggregate shares		366,171
Options exercise price (in Dollars per share) | $ / shares		$ 1.275
Description of vesting		the remainder shall vest on a quarterly basis, 6.25% of the number of the options commencing on the second anniversary of the Vesting Commencement Date.
Options outstanding		366,171
Grant shares		305,647
Forecast [Member] | Warrants [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Exercise price per share | $ / shares		$ 1.275
Description of grant date		exercisable for a period of five years from the grant date.
Aggregate shares		146,606
Forecast [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Events and Related Party Transactions (Details) [Line Items]
Granted vests percentage		50.00%